Schedule of Investments
October 31, 2021 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.91%

Apparel Retailers - 1.90%
Boot Barn Holdings, Inc. (2)	8,161	852,743

Banks - 5.28%
Cadence Bancorporation	28,396	824,037
Banc of California, Inc.	38,206	776,728
Home Bancshares Inc.	32,365	768,992

		2,369,757

Biotechnology - 6.95%
Medpace Holdings, Inc. (2)	8,280	1,875,834
Avid Bioservices, Inc. (2)	40,494	1,242,356

		3,118,190

Building Materials: Other - 3.05%
TopBuild Corp. (2)	3,908	1,004,239
The AZEK Company Inc. Class A (2)	9,919	363,928

		1,368,167

Computer Services - 11.11%
Workiva, Inc. Class A (2)	13,564	2,028,496
Mimecast Ltd. (United Kingdom) (2)	16,505	1,245,137
Endava PLC Class A ADR (United Kingdom) (2)	6,415	1,016,521
Qualys, Inc. (2)	5,575	693,976

		4,984,130

Cosmetics - 2.85%
e.l.f. Beauty Inc. (2)	39,496	1,276,116

Defense - 2.09%
Kratos Defense & Security Solutions, Inc. (2)	22,017	470,944
Mercury Systems, Inc. (2)	9,017	464,736

		935,680

Electronic Equipment: Gauges and Meters - 2.55%
Mesa Laboratories, Inc.	3,741	1,143,624

Food Retailers and Wholesalers - 1.13%
Grocery Outlet Holding Corp. (2)	22,824	506,465

Footware - 0.82%
Steven Madden, Ltd.	8,134	366,843

Health Care Services - 4.76%
Phreesia, Inc. (2)	11,606	818,687
Omnicell, Inc. (2)	4,487	799,359
LHC Group, Inc. (2)	3,827	515,076

		2,133,122

Home Construction - 4.37%
Skyline Champion Corp. (2)	22,801	1,443,759
Green Brick Partners, Inc. (2)	19,828	516,520

		1,960,279

Home Improvement Retailers - 1.79%
SiteOne Landscape Supply, Inc. (2)	3,416	802,623

Machinery: Industrial - 1.09%
Chart Industries, Inc. (2)	2,764	490,665

Media Agencies - 0.71%
Cardlytics, Inc. (2)	4,030	317,000

Medical Equipment - 6.21%
Repligen Corp. (2)	4,696	1,364,188
BioLife Solutions, Inc. (2)	14,195	754,464
LeMaitre Vascular, Inc.	12,803	665,884

		2,784,536

Medical Services - 2.08%
NeoGenomics, Inc. (2)	20,292	933,432

Medical Supplies - 4.45%
Neogen Corp. (2)	25,211	1,066,677
Conmed Corp.	6,350	928,878

		1,995,555

Oil: Crude Producers - 1.37%
Brigham Minerals, Inc. Class A	26,438	612,833

Pharmaceuticals - 1.87%
Heska Corp. (2)	3,742	836,449

Professional Business Support Services - 5.65%
WNS Holdings Ltd. ADR (India) (2)	21,032	1,867,852
Maximus, Inc.	7,900	668,103

		2,535,955

Recreational Products - 1.77%
Yeti Holdings, Inc. (2)	8,093	795,785

Renewable Energy Equipment - 0.59%
TPI Composites, Inc. (2)	7,874	264,803

Restaurants & Bars - 2.12%
Texas Roadhouse, Inc.	10,448	927,887
Brinker International, Inc. (2)	568	23,833

		951,720

Semiconductors - 2.27%
nLight, Inc. (2)	18,275	513,893
Silicon Laboratories, Inc. (2)	2,664	502,857

		1,016,750

Software - 7.83%
Pegasystems, Inc.	10,486	1,244,898
Simulations Plus, Inc.	16,095	812,798
Cerence, Inc. (2)	5,077	533,745
DoubleVerify Holdings, Inc. (2)	11,970	473,174
AppFolio, Inc. Class A (2)	3,405	448,405

		3,513,020

Specialty Chemicals - 1.70%
Quaker Chemical Corp.	3,093	760,383

Telecommunications Services - 0.73%
8x8, Inc. (2)	14,461	327,686

Transaction Processing Services - 3.98%
Evo Payments, Inc. Class A (2)	46,090	999,231
Repay Holdings Corp. Class A (2)	37,368	785,102

		1,784,333

Trucking - 3.84%
SAIA, Inc. (2)	5,509	1,722,334

Total Common Stocks	(Cost $ 30,054,367)	43,460,978

Short-Term Investments - 3.30%

First American Government Obligation Fund - Class Z 0.02% (3)	1,479,183	1,479,183

Total Short-Term Investment	(Cost $ 1,479,183)	1,479,183

Total Investments - 100.21%	(Cost $ 31,533,550)	44,940,161

Liabilities In Excess of Other Assets - (0.21%)		(94,156)

Total Net Assets - 100.00%		44,846,005

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$44,940,161	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$44,940,161	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2021.